Consolidated Statements of Shareholders' Equity - USD ($)	Private Placement [Member] Common Stock [Member]	Private Placement [Member] Additional Paid-in Capital [Member]	Private Placement [Member] Retained Earnings [Member]	Private Placement [Member]	Sale at the Market [Member] Common Stock [Member]	Sale at the Market [Member] Additional Paid-in Capital [Member]	Sale at the Market [Member] Retained Earnings [Member]	Sale at the Market [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2015									8,195,760
Balance at Dec. 31, 2015									$ 245,873	$ 278,833,156	$ (184,030,436)	$ 95,048,593
Net loss attributable to common shareholders											(45,946,822)	(45,946,822)
Issuance of shares from private placement, net of issuance costs (in shares)	719,425				978,847
Issuance of shares from private placement, net of issuance costs	$ 21,583	$ 978,417		$ 1,000,000	$ 29,365	$ 1,881,287		$ 1,910,652
Issuance of shares for vessel acquisition, net of issuance costs (in shares)									900,000
Issuance of shares for vessel acquisition, net of issuance costs									$ 27,000	1,773,000		1,800,000
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									82,080
Issuance of restricted shares for stock incentive award and share-based compensation									$ 2,462	291,879		294,341
Balance (in shares) at Dec. 31, 2016									10,876,112
Balance at Dec. 31, 2016									$ 326,283	283,757,739	(229,977,258)	54,106,764
Net loss attributable to common shareholders											(7,903,371)	(7,903,371)
Issuance of shares from private placement, net of issuance costs (in shares)					301,780
Issuance of shares from private placement, net of issuance costs					$ 9,060	365,183		374,243
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									100,270
Issuance of restricted shares for stock incentive award and share-based compensation									$ 3,008	113,554		116,562
Shares forfeited (in shares)									(4,036)
Shares forfeited									$ (121)	121
Balance (in shares) at Dec. 31, 2017									11,274,126
Balance at Dec. 31, 2017									$ 338,230	284,236,597	(237,880,629)	46,694,198
Net loss attributable to common shareholders											(1,999,129)	(1,999,129)
Issuance of shares from private placement, net of issuance costs (in shares)					1,116,069
Issuance of shares from private placement, net of issuance costs					$ 33,482	$ 1,831,628		$ 1,865,110
Issuance of restricted shares for stock incentive award and share-based compensation (in shares)									125,450
Issuance of restricted shares for stock incentive award and share-based compensation									$ 3,764	120,723		124,487
Spin-off of EuroDry Ltd. to stockholders										(52,520,821)	9,656,773	(42,864,048)
Balance (in shares) at Dec. 31, 2018									12,515,645
Balance at Dec. 31, 2018									$ 375,476	$ 233,668,127	$ (230,222,985)	$ 3,820,618